Other Loans Payable (Details Textual)	1 Months Ended								12 Months Ended
	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CNY (¥)	May 31, 2017 USD ($)	May 31, 2017 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)	May 31, 2017 CNY (¥)	Oct. 31, 2016 CNY (¥)
Sale Leaseback Arrangement Two [Member]
Other Loans Payable (Textual)
Sale of machinery			$ 5,309,989
Leased amount of machinery			5,709,824
Security deposit			1,061,998
Purchases options
Interest expense									$ 153,959	$ 206,803	$ 0
Sale Leaseback Arrangement Two [Member] | RMB [Member]
Other Loans Payable (Textual)
Sale of machinery | ¥				¥ 37,000,000
Leased amount of machinery | ¥				¥ 39,786,052
Security deposit | ¥													¥ 7,400,000
Sale Leaseback Arrangement One [Member]
Other Loans Payable (Textual)
Sale of machinery					$ 2,540,184
Leased amount of machinery					2,714,820
Security deposit					508,037
Purchases options
Interest expense									35,126	76,700	64,231
Sale Leaseback Arrangement One [Member] | RMB [Member]
Other Loans Payable (Textual)
Sale of machinery | ¥						¥ 17,700,000
Leased amount of machinery | ¥						¥ 18,916,864
Security deposit | ¥														¥ 3,540,000
Sale Leaseback Arrangement One [Member]
Other Loans Payable (Textual)
Sale of machinery							$ 3,603,975
Leased amount of machinery							3,754,739
Security deposit							720,795
Purchases options
Interest expense									0	39,148	128,069
Sale Leaseback Arrangement One [Member] | RMB [Member]
Other Loans Payable (Textual)
Sale of machinery | ¥								¥ 25,112,500
Leased amount of machinery | ¥								¥ 26,163,022
Security deposit | ¥															¥ 5,022,500
Sale Leaseback Arrangement Three [Member]
Other Loans Payable (Textual)
Sale of machinery	$ 2,152,698
Leased amount of machinery	2,320,646
Security deposit	430,540
Purchases options
Interest expense									$ 57,712	$ 0	$ 0
Sale Leaseback Arrangement Three [Member] | RMB [Member]
Other Loans Payable (Textual)
Sale of machinery | ¥		¥ 15,000,000
Leased amount of machinery | ¥		¥ 16,170,258
Security deposit | ¥												¥ 3,000,000